EARNINGS PER SHARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Exercise of options and warrants	$ 20,000
Net loss	$ (8,844,000)	$ (6,576,000)	$ (12,537,000)
Basic and diluted loss per share	$ (0.10)	$ (0.07)	$ (0.15)